Net debt - Reconciliation - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) € / £	Dec. 31, 2024 GBP (£) $ / £	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Net debt
Foreign exchange gain (loss) on debt and derivatives			£ 1	£ 146
Strengthening (weakening) of currency	(0.06)	0.02
Cash paid on debt-related foreign exchange forward contracts			9	3
Cash outflow (decrease) for borrowings			602	664
Decrease (increase) in overdraft			176	562
Debt repayments			334	0
Cash outflow from payment of interest on debt			92	102
Cash outflow for derivatives			68	39
Cash outflow on forward contract derivatives and debt related interest rate hedges			39	3
Cash outflow from payment of interest on derivatives			29	36
Cash outflow for leases			169	182
Capital element of lease payments			145	157	£ 104
Interest element of lease payments			24	25	£ 10
Book value	£ 2,498	£ 2,498	2,498	3,153
Bond debt
Net debt
Book value	2,494	2,494	2,494	2,943
Fair market value	£ 2,480	£ 2,480	£ 2,480	£ 2,959